Investment in Associates - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure of associates [line items]
Purchased of ordinary shares				3,339,968
Cash and cash equivalents	¥ 7,531,723,000	¥ 7,531,723,000		¥ 5,915,916,000	$ 1,087,959	$ 854,555	¥ 5,544,376,000	¥ 4,451,489,000
People's Republic of China [member]
Disclosure of associates [line items]
Cash and cash equivalents	319,800,000	319,800,000		331,500,000	46,200
Total for all associates [member]
Disclosure of associates [line items]
Share of outstanding bills receivables	17,100,000	17,100,000		0	2,500
Share of restricted cash	5,900,000	5,900,000		0	900
Total for all associates [member] | People's Republic of China [member]
Disclosure of associates [line items]
Cash and cash equivalents	¥ 136,900,000	136,900,000		0	19,800
Nanyue Diankong (Hengyang) Industrial Technology Company Limited [Member]
Disclosure of associates [line items]
Purchased of ordinary shares	83,918,495
Consideration amount	¥ 176,200,000	176,200,000			25,500
Cash payment		¥ 35,200,000	$ 5,100
Percentage of equity interest acquired	27.97%
Percentage of effective equity interest held in associates		21.40%	21.40%
Nanyue Diankong (Hengyang) Industrial Technology Company Limited [Member] | Outstanding bills receivables discounted with banks [member]
Disclosure of associates [line items]
Share of outstanding bills receivables	¥ 55,700,000	¥ 55,700,000		0	8,000
Nanyue Diankong (Hengyang) Industrial Technology Company Limited [Member] | Outstanding bills receivables endorsed to suppliers [Member]
Disclosure of associates [line items]
Share of outstanding bills receivables	6,900,000	6,900,000		¥ 0	1,000
Guangxi Yuchai Double Growth Fund [Member]
Disclosure of associates [line items]
Consideration amount	¥ 133,200,000	¥ 133,200,000			$ 19,200
Percentage of equity interest acquired	33.30%
Percentage of effective equity interest held in associates		25.40%	25.40%